EXHIBIT 99.5

AMC DATA COMPARE

Data Compare Summary (Total)

Run Date - 5/10/2024 2:57:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	1	15	6.67%	15
City	0	15	0.00%	15
State	0	15	0.00%	15
Zip	0	15	0.00%	15
Borrower First Name	2	15	13.33%	15
Borrower Last Name	0	15	0.00%	15
Borrower SSN	2	15	13.33%	15
Original Interest Rate	10	15	66.67%	15
County	0	15	0.00%	15
Original LTV	3	15	20.00%	15
Borrower Age	8	15	53.33%	15
Note Date	0	6	0.00%	15
Property Type	2	6	33.33%	15
Occupancy	1	6	16.67%	15
Borrower Birth Date	2	10	20.00%	15
Borrower Current City	0	3	0.00%	15
Borrower Current State	0	4	0.00%	15
Borrower Current Zip	1	2	50.00%	15
LTV Valuation Value	0	5	0.00%	15
HECM - Fund Date	0	4	0.00%	15
Borrower Gender	2	5	40.00%	15
Original Principal Limit	0	5	0.00%	15
Original Loan Amount	6	6	100.00%	15
Balloon Flag	7	7	100.00%	15
Product Description	7	11	63.64%	15
Maximum Balance Amount	2	2	100.00%	15
Monthly Servicing Fee	0	7	0.00%	15
Allowable HCLTV	2	7	28.57%	15
First Payment Date	3	3	100.00%	15
Borrower Current Street	0	3	0.00%	15
FHA Max Claim Amount	3	3	100.00%	15
Borrower Middle Name	0	2	0.00%	15
Margin	1	1	100.00%	15
Lender	4	4	100.00%	15
Borrower Qualifying FICO	1	1	100.00%	15
Appraised Value	0	1	0.00%	15
Contract Sales Price	0	1	0.00%	15
Appraisal Effective Date	0	1	0.00%	15
Index Value	0	1	0.00%	15
# of Borrowers	0	1	0.00%	15
Repair Set-aside	0	1	0.00%	15
Residual Income Amount	1	1	100.00%	15
Youngest Borrower Rounded Age	0	1	0.00%	15
Desk Review Value	0	1	0.00%	15
Total	71	287	24.74%	15